Related Parties (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Director [Member]
Related Party Transaction [Line Items]
Compensation paid	¥ 47,800	¥ 53,274	¥ 44,100